Deutsche
Asset Management
                                                                       [DB Logo]


Summary Prospectus | October 1, 2017



Deutsche CROCI (Reg. TM) Sector Opportunities Fund





 CLASS/Ticker    A   DSOAX    C   DSOCX    INST   DSOIX    S   DSOSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated October 1, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p. 10), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 33) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C    INST      S
                                          ----------  ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None     None    None
-----------------------------------------      ----     --       ------  ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00       None    None
-----------------------------------------    ------   ----       ------  ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        None    $20
-----------------------------------------   -------   ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                              A          C        INST           S
                                      ---------  ---------  ----------  ----------
Management fee1                           0.70       0.70       0.70        0.70
-------------------------------------     ----       ----       ----        ----
Distribution/service (12b-1) fees         0.25       1.00      None        None
-------------------------------------     ----       ----      -----       -----
Other expenses                            0.39       0.39       0.37        0.44
-------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.34       2.09       1.07        1.14
-------------------------------------     ----       ----      -----       -----

(1 )"Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 704     $ 312     $ 109     $ 116
--       -----     -----     -----     -----
3          975       655       340       362
--       -----     -----     -----     -----
5        1,267     1,124       590       628
--       -----     -----     -----     -----
10       2,095     2,421     1,306     1,386
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 704     $ 212     $ 109     $ 116
--       -----     -----     -----     -----
3          975       655       340       362
--       -----     -----     -----     -----
5        1,267     1,124       590       628
--       -----     -----     -----     -----
10       2,095     2,421     1,306     1,386
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2017: 67%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest in common stocks of approximately 30 companies selected from among the largest European, US and Japanese companies represented in the CROCI (Reg. TM) Investment Strategy and Valuation Group's database of companies evaluated using the Cash Return on Capital Invested (CROCI (Reg. TM)) proprietary strategy.


Portfolio management will choose investments from three of the following nine global economic sectors, each of which is comprised of two or more industries (the fund will not focus on the industries within a sector):

o  Consumer Discretionary

o  Consumer Staples

o  Energy

o  Healthcare

o  Information Technology

o  Industrials

o  Materials

o  Telecom

o  Utilities

In addition, the fund may invest without limit in stocks and other securities of companies not publicly traded in the United States.


MANAGEMENT PROCESS. Portfolio management intends to invest in stocks of companies that it believes offer "economic value," selected by utilizing the proprietary CROCI (Reg. TM) strategy. Periodically, portfolio management will determine the three industry sectors that it believes offer the most favorable economic value. It will then identify approximately ten stocks within each chosen sector that it believes offer the most favorable economic value for such sector - for a typical portfolio at any given time of approximately thirty holdings.


Economic value will be determined through the use of the CROCI (Reg. TM) proprietary strategy, among other factors. Under the CROCI (Reg. TM) strategy, economic value is measured using various metrics, such as the CROCI (Reg. TM) Economic Price Earnings Ratio (CROCI (Reg. TM) Economic P/E Ratio). The CROCI (Reg. TM) Economic P/E Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI (Reg. TM) Economic P/E Ratio and other CROCI (Reg. TM) metrics may be adjusted from time to time. The CROCI (Reg. TM) strategy may apply other measures of company valuation, as determined by the CROCI (Reg. TM) Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI (Reg. TM) strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 30 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.


The fund is reviewed periodically and adjusted in accordance with the CROCI (Reg. TM) strategy's rules. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce portfolio turnover. Typically, the strategy will utilize (i) a buffer that limits replacement of a sector held in the portfolio to when its economic valuation exceeds certain thresholds relative to other sectors; and (ii) a buffer that seeks to reduce turnover by limiting the replacement of a portfolio security to when its economic valuation exceeds certain thresholds relative to other securities. Portfolio management will limit the fund's investments consistent with the fund's policy to not concentrate its investments in any particular industry, and will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


CROCI (Reg. TM) RISK. The fund will be managed using the CROCI (Reg. TM) Investment Process which is based on portfolio management's belief that, over time, sectors/stocks which display more favorable financial metrics (for example, the CROCI (Reg. TM) Economic P/E Ratio) as generated by this process may outperform sectors/stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of financial metrics used by the fund (such as, among others, the CROCI (Reg. TM) Economic P/E Ratio) are determined by the CROCI (Reg. TM) Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy



                                       2
                              Deutsche CROCI (Reg. TM) Sector Opportunities Fund


                                              SUMMARY PROSPECTUS October 1, 2017
and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund's ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI (Reg. TM) Investment Process.

VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2015       2016
  -9.09      7.03





                    RETURNS    PERIOD ENDING
 BEST QUARTER       6.05%      March 31, 2016
 WORST QUARTER     -10.84%     September 30, 2015
 YEAR-TO-DATE       9.84%      June 30, 2017

                                       3
                              Deutsche CROCI (Reg. TM) Sector Opportunities Fund


                                              SUMMARY PROSPECTUS October 1, 2017

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS          1       SINCE
                             INCEPTION       YEAR   INCEPTION
                           -----------  ---------  ----------
CLASS A before tax          6/2/2014        0.88       -5.56
-------------------------   --------        ----      ------
  After tax on distribu-
  tions                                     0.60       -5.96
  After tax on distribu-
  tions and sale of fund
  shares                                    0.73       -4.20
-------------------------  --------         ----      ------
CLASS C before tax          6/2/2014        6.24       -4.09
-------------------------   --------        ----      ------
INST CLASS before tax       6/2/2014        7.30       -3.12
-------------------------   --------        ----      ------
CLASS S before tax          6/2/2014        7.19       -3.22
-------------------------   --------        ----      ------
MSCI WORLD INDEX                            7.51       2.73
-------------------------  --------         ----      ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2014.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
                              Deutsche CROCI (Reg. TM) Sector Opportunities Fund
                                    SUMMARY PROSPECTUS October 1, 2017 DCSOF-SUM